Earnings Per Share (Tables)	6 Months Ended
Oct. 31, 2023
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earnings Per Share

The calculation of the basic and diluted earnings per share attributable to owners of the Company is based on the following data:

	Year ended April 30,			Six months ended October 31,
Earnings figures are calculated as follows:	2021	2022	2023	2023
	US$	US$	US$	US$
Earnings for the purpose of basic and diluted earnings per share	22,937	27,493	42,059	31,940

	Year ended April 30,			Six months ended October 31,
Number of shares	2021	2022	2023	2023
Weighted average number of ordinary shares for the purpose of basic earnings per share	52,919,515	67,579,432	74,159,933	76,602,929
Effect of dilutive potential ordinary shares - restricted ordinary shares and restricted shares unit	7,185	28,492	47,236	51,941
Weighted average number of ordinary shares for the purpose of diluted earnings per share	52,926,700	67,607,924	74,207,169	76,654,870